EARNINGS PER SHARE (Details) - Entity [Domain] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Numerator:
Income from continuing operations	$ 149,536	$ 168,705	$ 192,290	$ 174,589	$ 173,182	$ 159,797	$ 250,978	$ 151,067	$ 159,611	$ 352,593	$ 347,771	$ 708,766	$ 721,453	$ 573,609
Income (loss) from discontinued operations	1			(19)						(14)	(19)	(47)	15,186	7,436
Net income	149,537	$ 168,688	$ 192,279	174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	352,579	347,752	708,719	736,639	581,045
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders	(948)			(1,035)						(2,212)	(2,027)	(4,145)	(3,842)	(2,246)
Numerator for basic earnings per share:
From continuing operations	148,588			173,554						350,381	345,744	704,621	717,611	571,363
From discontinued operations	1			(19)						(14)	(19)	(47)	15,186	7,436
Net income (loss) attributable to parent, basic	148,589			173,535						350,367	345,725	704,574	732,797	578,799
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	3			8						9	17	30	46	31
Numerator for diluted earnings per share:
From continuing operations	148,591			173,562						350,390	345,761	704,651	717,657	571,394
From discontinued operations	1			(19)						(14)	(19)	(47)	15,186	7,436
Net income (loss) attributable to parent, diluted	$ 148,592			$ 173,543						$ 350,376	$ 345,742	$ 704,604	$ 732,843	$ 578,830
Denominator:
Denominator for basic earnings per share - weighted-average shares	107,646			107,692						107,812	107,417	107,800	106,286	106,819
Effect of dilutive shares from stock options and restricted stock (in shares)	724			1,389						808	1,528	1,341	1,593	1,558
Denominator for diluted earnings per share - adjusted weighted-average shares	108,370			109,081						108,620	108,945	109,141	107,879	108,377
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.55	$ 1.77	$ 1.61	$ 1.61	$ 1.49	$ 2.35	$ 1.41	$ 1.50	$ 3.25	$ 3.22	$ 6.54	$ 6.75	$ 5.35
Income from discontinued operations (in dollars per share)													0.14	0.07
Net income (in dollars per share)	1.38	1.55	1.77	1.61	1.61	1.49	2.49	1.41	1.50	3.25	3.22	6.54	6.89	5.42
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	1.37	1.53	1.75	1.59	1.59	1.47	2.32	1.39	1.48	3.23	3.17	6.46	6.65	5.27
Income from discontinued operations (in dollars per share)													0.14	0.07
Net income (in dollars per share)	$ 1.37	$ 1.53	$ 1.75	$ 1.59	$ 1.59	$ 1.47	$ 2.46	$ 1.39	$ 1.48	$ 3.23	$ 3.17	$ 6.46	$ 6.79	$ 5.34
Outstanding equity awards
Shares excluded from calculation of diluted earnings per share	667			215						667	256	215	743	446
Weighted-average price per share (in dollars per share)	$ 72.85			$ 79.67						$ 72.85	$ 79.67	$ 79.67	$ 57.27	$ 59.68